Average Annual Total Returns - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Premium Class - Return Before Taxes
Jan. 29, 2025
Average Annual Return:
Past 1 year	3.07%
Past 5 years	1.46%
Past 10 years	1.04%